CONVERTIBLE NOTE (Details - Assumptions Series A warrants) - USD ($)	Mar. 31, 2024	Mar. 31, 2025	Sep. 19, 2022
Securities Purchase Agreement [Member]
Debt Instrument [Line Items]
Fair value of conversion feature			$ 1,565,570
Securities Purchase Agreement [Member] | Series A Warrants [Member]
Debt Instrument [Line Items]
Fair value of conversion feature	$ 29,077	$ 29,077
Measurement Input, Risk Free Interest Rate [Member] | Series A Warrants [Member]
Debt Instrument [Line Items]
Derivatives, determination of fair value	4.16
Measurement Input, Expected Term [Member] | Series A Warrants [Member]
Debt Instrument [Line Items]
Derivatives, determination of fair value	8.48 years
Measurement Input, Discount Rate [Member] | Series A Warrants [Member]
Debt Instrument [Line Items]
Derivatives, determination of fair value	–
Measurement Input, Price Volatility [Member] | Series A Warrants [Member]
Debt Instrument [Line Items]
Derivatives, determination of fair value	60
Measurement Input, Expected Dividend Rate [Member] | Series A Warrants [Member]
Debt Instrument [Line Items]
Derivatives, determination of fair value	–